Net interest income (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Net Interest Income Tables Explanatory
For the quarter

ended
Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Interest income from loans and deposits
1
1,886 1,660 1,612 3,546 3,197
Interest income from securities financing transactions
2
209 118 126 327 261
Interest income from other financial instruments measured

at amortized cost
118 72 68 191 141
Interest income from debt instruments measured at fair

value through other comprehensive

income
6 41 16 47 51
Interest income from derivative instruments designated as

cash flow hedges

160 253 284 413 553
Total interest income

from financial instruments measured at

amortized cost and fair value through

other comprehensive
income 2,380 2,144 2,106 4,525 4,203
Interest expense on loans and deposits
3
262 139 136 401 273
Interest expense on securities financing transactions
4
288 224 293 512 551
Interest expense on debt issued 498 396 381 893 792
Interest expense on lease liabilities 22 23 26 45 53
Total interest expense

from financial instruments measured at

amortized cost
1,070 781 836 1,852 1,669
Total net interest income

from financial instruments measured at amortized

cost and fair value through

other comprehensive
income 1,310 1,363 1,270 2,673 2,535
Net interest income from financial instruments

measured at fair value through

profit or loss
355 408 357 763 706
Total net interest income 1,665 1,771 1,628 3,436 3,241
1 Consists of interest income

from cash and balances

at central banks,

loans and advances

to banks and customers,

and cash collateral

receivables on derivative

instruments, as well

as negative interest

on amounts
due to banks,

customer

deposits, and

cash col

lateral payables

on derivative

instruments.

2 Includes

interest income

on receivables

from securities

financing transactions

and negative

interest, including

fees, on
payables from securities

financing transactions.

3 Consists

of interest expense

on amounts due

to banks, cash

collateral

payables on derivative

instruments, and

customer deposits,

as well as negative

interest on
cash and balances at central banks, loans and advances to banks,

and cash collateral receivables on derivative

instruments.

4 Includes interest expense on payables from securities financing transactions and negative
interest, including fees, on receivables

from securities financing transactions.